Subsequent Events	9 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2011
Notes to Financial Statements
Note 13. Subsequent Events

PIPE Transaction

On May 10, 2012, the Company completed the placement of 1,709,091 units (the “Private Placement Units”) to accredited and institutional investors at an aggregate purchase price of $9,400. Each Private Placement Unit consists of (i) one (1) share of common stock, $0.001 par value per share of the Company and (ii) one (1) detachable three (3) year warrant to purchase one (1) share of common stock of the Company with an exercise price of $8.00 per warrant share, at a purchase price of $5.50 per Private Placement Unit. If the Company sells shares of its common stock for the purpose of raising capital at a price below $8.00 per share before the expiration of the exercise period of the warrant, the exercise price of all warrants will be adjusted to the lowest price at which the shares were sold, the result of this re-pricing feature will result in liability accounting which will be marked to market. The proceeds of the offering, less expenses, are to be used for general corporate purposes, including marketing and product development. The Company is obligated to file a registration statement for the common shares and the shares underlying the warrant which are the subject of the PIPE within 30 days of the effectiveness of the currently pending Form S-1 and to use commercially reasonable efforts thereafter to have the registration statement declared effective within 120 days. An executive of the Company participated in the private placement and as a result the Company will record a stock based compensation charge of approximately $1,600 in the 4th quarter.

Line of Credit

On April 4, 2012, the Company’s Board of Directors authorized the Company to raise $20 million through a line of credit, the proceeds of which were to be used for general corporate obligations and working capital. The terms of the line of credit are simple interest accruing at 6% until maturity, which will be on the earlier of (i) 12 months from the date of first draw or (ii) upon the funding of at least $40 million from one or more debt or equity transactions of the Company or any of its wholly-owned subsidiaries. On April 4, 2012, MJX, LLC, an affiliate of Robert F.X. Sillerman, the Company’s Executive Chairman, committed the first $10 million of a line of credit pursuant to a line of credit grid promissory note. In consideration for entering into the line of credit, Mr. Sillerman was entitled to certain options. However, on May 10, 2012, the line of credit agreement with MJX LLC was terminated. The Company has no obligations under the line of credit agreement. No options to purchase shares of the Company’s common stock were issued in connection with the line of credit.

On June 29, 2012, Sillerman Investment Company LLC (the “Lender”), an affiliate of Robert F.X. Sillerman, the Executive Chairman and Chief Executive Officer of the Company, advanced $2,500,000 to the Company. The advance is evidenced by a $10,000,000 line of credit grid promissory note, dated as of June 29, 2012, that was executed and delivered by the Company in favor of the Lender (the “Grid Note”) on July 6, 2012. Under the Grid Note, the Company may periodically draw on the line of credit in amounts of no less than $100,000, and interest will accrue on all unpaid principal amounts at a simple interest rate equal to 9% per annum. The Company is not permitted to make draws more than once per month. The Grid Note matures on the earlier to occur of (i) June 29, 2013 or (ii) upon the receipt of net proceeds by the Company or any of its wholly-owned subsidiaries from one or more debt or equity offerings by the Company or any of its wholly-owned subsidiaries in an amount equal to at least the amount of principal and accrued and unpaid interest outstanding under the Grid Note. At maturity, the Company must pay to the Lender all principal amounts then outstanding, plus accrued and unpaid interest thereon. All net proceeds received by the Company or any of its wholly owned subsidiaries from any debt or equity offering by the Company or any of its wholly-owned subsidiaries must first be applied toward the payment in full of all outstanding principal and accrued but unpaid interest outstanding under the Grid Note. The Company may make prepayments in whole or in part under the Grid Note at any time, provided accrued, but unpaid interest is paid through the prepayment date.

The Company intends to use the proceeds from the Grid Note to fund working capital requirements and for general corporate purposes. Because the Lender is an affiliate of the Company’s Executive Chairman and Chief Executive Officer, a majority of the Company’s independent directors approved the Grid Note.

TIPPT Media, Inc.

On May 14, 2012, the Company sold to TIPPT LLC a 50% ownership interest in TIPPT for $500, payable by a Purchase Money Note with interest accruing at 4% per annum and maturing on December 31, 2016. The Company retains a 15% ownership interest in TIPPT. As part of the transaction, the Company’s obligation to provide advances to TIPPT under the $20,000 line of credit was terminated. Instead TIPPT issued an Amended and Restated Promissory Note to the Company pursuant to which TIPPT agrees to pay the Company $1,201, which represents $701 that was outstanding under the line of credit on April 30, 2012 and an additional $500 that the Company has agreed to loan to TIPPT. In addition, as part of the transaction, the Company terminated the stockholders agreement and entered into an Amended and Restated Stockholders Agreement (the “Stockholders Agreement”) with TIPPT LLC to provide the Company with certain stockholder protections regarding the Company’s remaining interest in TIPPT. The Company’s representatives on the TIPPT Media Inc. board of directors, Mr. Sillerman, Ms. Scardino, and Mr. Nelson, resigned from the TIPPT Media Inc. board of directors. The Company is entitled to a board observer on the TIPPT Media Inc. board. The warrant to purchase one million shares of the Company’s common stock to TIPPT LLC was never issued.

As part of the Company’s review of the fair value of its intangible assets for the three-month period ending March 31, 2012, the Company has 1) derecognized the $2,378 of contingent consideration attributable to the Company’s warrant that was to be issued to TIPPT LLC because the warrant was never issued; and 2) performed a review of the fair value of the remaining $2,250 carrying value of such agreement. The Company is taking an impairment charge for the full carrying value of such agreement. Accordingly the carrying value as of March 31, 2012 is zero. Also, the Company has fully reserved the $500 Purchase Money Note and the $1,201 relating to the Amended and Restated Promissory Note described above.

1 for 2 Reverse Split

On  June 7, 2012, the Company effectuated a 1 for 2 reverse split (the “1 for 2 Reverse Split”). Under the terms of the 1 for 2 Reverse Split, each share of common stock, issued and outstanding as of such effective date, was automatically reclassified and changed into one-half of one share of common stock, without any action by the stockholder. Fractional shares were rounded up to the nearest whole share. All share and per share amounts have been restated to reflect the 1 for 2 Reverse Split.

Settlement

As of June 18, 2012, in connection with the settlement of a dispute, the Company in part issued 51,282 shares of common stock to a former employee and her counsel, subject to the right of the recipient to require the Company to repurchase the stock at a price of $6.00 per share and further subject to the Company’s right to repurchase the shares for $8.00 a share one year after the date of issuance. The Company anticipates recording an expense for approximately $330,000 related to the issuance of the stock.

A. Private Placement

On August 25, 2011, the Company completed the placement of 7,000,000 units (the “Units”), each Unit consisting of (i) one (1) share of common stock, $0.001 par value per share of the Company and (ii) one (1) detachable three (3) year warrant to purchase one (1) share of common stock of the Company with an exercise price of $8.00 per warrant share, at a purchase price of $5.00 per Unit, for an aggregate purchase price of $35,000 to accredited and institutional investors.  The three-year warrants are callable by the Company after February 26, 2012 if a registration statement for the resale of the shares of common stock issuable upon exercise of the warrants has been declared effective for 30 days and the closing bid price of such shares equals at least $8.00 per share for a period of at least 20 consecutive trading days after effectiveness of such registration statement.  The Units issued in such placement were exempt from registration under the Securities Act of 1933, as amended (the “Securities Act”), pursuant to an exemption from registration for transactions not involving a public offering under Section 4(2) of the Securities Act, and the safe harbors for sales under Section 4(2) provided by Regulation D promulgated pursuant to the Securities Act.  Transfer of the shares was restricted by the Company in accordance with the requirements of the Securities Act.  The proceeds of the offering, $35,000, are to be used for general corporate purposes, including marketing and product development.  Tejas Securities Group, Inc. (“Tejas”) and Craig-Hallum Capital Group, LLC acted as placement agents in connection with the offering and received compensation of $1,350 and $165, respectively.  Tejas purchased units in the offering for $713 and received as additional compensation a five-year non-callable warrant for 270,000 common shares at $5.00 per share and 50,000 warrants on the same basis as the investors.  Sillerman Investment Company, LLC purchased $5,000 worth of Units in the placement, and Sillerman Investment Company, LLC, as nominee purchased $6,376 of Units in the placement. The Company will take a compensation charge in the first quarter of approximately $17,162 as a result of the foregoing, resulting from selling shares to executives below fair value.

B. Stock Option Grants

On August 26, 2011, the Compensation Committee adopted a Company-wide stock option program and granted to 32 employees an aggregate of 1,772,500 non-qualified stock options at $5.00 per share or $10.00 per share, depending on recipient, vesting over three to four years, depending on when the employee started at the Company.  The Company will take a compensation charge in the first quarter of approximately $1,037 as a result of the foregoing.

On August 12, 2011, the Compensation Committee of the Board of Directors approved a stock option plan for non-management directors.  Each director is to receive 125,000 non-qualified stock options for common shares of the Company under the Executive Equity Incentive Plan.  The initial grant was made on August 26, 2011 at $5.00 per share.  One-fourth of the grant vested on the grant date and the balance will vest pro-rata annually in arrears over the next three years, so long as the director remains in office on the vesting date. The Company will take a compensation charge in the first quarter of approximately $1,566 as a result of the foregoing.

C. 1 for 2 Reverse Split

On June 7, 2012, the Company effectuated a 1 for 2 reverse split (the “1 for 2 Reverse Split”). Under the terms of the 1 for 2 Reverse Split, each share of common stock, issued and outstanding as of such effective date, was automatically reclassified and changed into one-half of one share of common stock, without any action by the stockholder. Fractional shares were rounded up to the nearest whole share. All share and per share data have been restated to reflect the 1 for 2 Reverse Split.